Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 123,304	$ 96,350	$ 89,742
Accounts receivable, net	552,024	478,739	385,816
Inventories, net	592,679	501,435	423,077
Prepaid expenses and other current assets	29,350	23,480	26,933
Total current assets	1,297,357	1,100,004	925,568
Property, plant, and equipment, net	1,436,714	1,252,657	749,601
Goodwill, net	491,507	475,222	218,740
Other intangible assets, net	137,961	139,421	19,681
Investments in unconsolidated affiliates		5,937	5,164
Other noncurrent assets	61,515	48,695	13,632
Total assets	3,425,054	3,015,999	1,932,386
Current liabilities:
Accounts payable and accrued liabilities	315,672	304,739	208,541
Income taxes	7,429	4,604	14,419
Current portion of long-term debt and capitalized leases	192,556	181,175	464
Deferred revenue	54,598	60,847	87,412
Other current liabilities	6,541	2,810	4,387
Total current liabilities	576,796	554,175	315,223
Long-term debt and capitalized leases	884,750	731,732	164,074
Deferred income taxes	90,774	81,198	55,332
Other noncurrent liabilities	21,012	19,961	15,691
Total liabilities	1,573,332	1,387,066	550,320
Oil States International, Inc. stockholders' equity:
Common stock	546	541	531
Additional paid-in capital	531,618	508,429	468,428
Retained earnings	1,264,453	1,128,133	960,115
Accumulated other comprehensive income	150,264	84,549	44,115
Treasury stock	(96,201)	(93,746)	(92,341)
Total Oil States International, Inc. stockholders' equity	1,850,680	1,627,906	1,380,848
Noncontrolling interest	1,042	1,027	1,218
Total stockholders' equity	1,851,722	1,628,933	1,382,066
Total liabilities and stockholders' equity	$ 3,425,054	$ 3,015,999	$ 1,932,386